Vessels, net	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
VESSELS, NET [TextBlock]
NOTE 7: VESSELS, NET
		Accumulated	Net Book
	Cost	Depreciation	Value
Vessels
Balance at December 31, 2009	$—	$—	$—
Vessels delivered from initial acquisition	119,251	(2,024)	117,227
VLCC Acquisition (note 4)	419,500	(7,068)	412,432

Balance at December 31, 2010	$538,751	$(9,092)	$529,659
Additions	277,985	(33,020)	244,965
Balance at December 31, 2011	$816,736	$(42,112)	$774,624

     On June 29, 2010, Navios Acquisition took delivery of the Nave Cielo, an LR1 product tanker, as part of the initial acquisition of the 13 vessels, for total cost of $43,733, cash paid was $39,310 and $4,423 was transferred from vessel deposits.
     On July 2, 2010, Navios Acquisition took delivery of the Nave Ariadne, an LR1 product tanker, as part of the initial acquisition of the 13 vessels, for total cost of $43,729, cash paid was $39,306 and $4,423 was transferred from vessel deposits.
     On September 10, 2010, Navios Acquisition took delivery of seven VLCC vessels, six of which were operating and one that was delivered in June 2011. Total fair value attributed to the six operating vessels was $419,500 (see note 4).
     On October 27, 2010, Navios Acquisition took delivery of the Nave Cosmos, a 25,130 dwt South Korean-built chemical tanker for a total cost of $31,789. Cash paid was $11,294 and $20,495 was transferred from vessel deposits.
     On January 27, 2011, Navios Acquisition took delivery of the Nave Polaris, a 25,145 dwt South Korean-built chemical tanker, for a total cost of $31,774. Cash paid was $4,533 and $27,241 was transferred from vessel deposits.
     On June 8, 2011, Navios Acquisition took delivery of a 297,066 dwt VLCC, the Shinyo Kieran, from a Chinese shipyard, for a total cost of $119,212. Cash paid was $29,067 and $90,145 was transferred from vessel deposits.
     On July 12, 2011, Navios Acquisition took delivery of the Bull, a 2009 - built MR2 product tanker vessel of 50,542 dwt, for a total cost of $42,430 that was paid with cash. Favorable lease terms recognized through this transaction amounted to $5,128 and the balance of $37,302 was classified under vessels, net.
     On July 18, 2011, Navios Acquisition took delivery of the Buddy, a 2009-built MR2 product tanker vessel of 50,470 dwt for a total cost of $42,490 that was paid with cash. Favorable lease terms recognized through this transaction amounted to $5,219 and the balance of $37,271 was classified under vessels, net.
   On November 14, 2011, Navios Acquisition took delivery of the Nave Andromeda, a 75,000 dwt LR1 South Korean -built product tanker, for a total cost of $44,592.  Cash paid was $27,226 and $17,366 was transferred from vessel deposits.
   Improvements for vessels for the year ended December 31, 2011 amounted to $7,834 and $0 for 2010.
       Deposits for vessel acquisition represent deposits for vessels to be delivered in the future. As of December 31, 2011, Navios Acquisition vessel deposits amounted to $245,567 out of which $167,152 was financed through loans, $825 was financed through the issuance of preferred shares (see note 19) and the balance from existing cash.  For the year ended December 31, 2011, $134,752 was transferred to vessels. As of December 31, 2010, Navios Acquisition vessel deposits amounted to $296,690 out of which $234,211 was financed through loans, $1,649 was financed through the issuance of preferred shares (see note 19) and the balance from existing cash. For the year ended December 31, 2010, $29,341 was transferred to vessels.